Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GSF 2023-1 LLC

GSF 2023-1 Investor LLC (“Grant Street”)

GSF 2023-1 REIT LLC

Deutsche Bank Securities Inc.

(collectively, the “Specified Parties”)

Re:	GSF 2023-1 LLC (the “Issuer”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuer’s securitization transaction as of 24 October 2023. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Grant Street, on behalf of the Issuer, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that Grant Street, on behalf of the Issuer, instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that Grant Street, on behalf of the Issuer, instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which Grant Street, on behalf of the Issuer, instructed us to perform no procedures,
f.	A draft of the private placement memorandum for the Issuer’s securitization transaction (the “Draft Private Placement Memorandum”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Private Placement Memorandum and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Private Placement Memorandum or any other information provided to us by Grant Street, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Grant Street, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Notes (as defined in the Draft Private Placement Memorandum) will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst and Young LLP

24 October 2023

Attachment A Page 1 of 4

Background

For the purpose of the procedures described in this report, Grant Street, on behalf of the Issuer, indicated that, as of the date hereof, it is expected that:

a.	The assets of the Issuer of the securitization transaction will primarily consist of one five-year fixed-rate interest-only mortgage loan (the “Mortgage Loan”) and
b.	The Mortgage Loan is secured primarily by a first-lien mortgage on the borrower’s fee simple interest in a single tenant retail property located in Los Angeles, California (the “Property”).

Procedures performed and our associated findings

1.	Grant Street, on behalf of the Issuer, provided us with:
a.	An electronic data file (the “Preliminary Data File”) that Grant Street, on behalf of the Issuer, indicated contains information relating to the Mortgage Loan and Property as of 6 October 2023 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, Grant Street, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by Grant Street, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to Grant Street. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 4

3.	Subsequent to the performance of the procedures described in the Items above, Grant Street, on behalf of the Issuer, provided us with an electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that Grant Street, on behalf of the Issuer, indicated contains information relating to the Mortgage Loan and Property as of the Reference Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Original Term and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remain Term at Issuance” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, Grant Street, on behalf of the Issuer, instructed us to:
a.	Use the “Original Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization Term”) and
c.	Use the “Original Whole Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Whole Loan Cut-off Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan (the “Maturity Whole Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 4

8.	Using the:
a.	Original Trust Balance,
b.	Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by Grant Street, on behalf of the Issuer, which are described in the succeeding paragraph(s) of this Item, we recalculated the “Trust Debt Service Monthly” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Grant Street, on behalf of the Issuer, instructed us to recalculate the “Trust Debt Service Monthly” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Trust Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

9.	Using the:
a.	Original Whole Loan Balance,
b.	Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by Grant Street, on behalf of the Issuer, which are described in the succeeding paragraph(s) of this Item, we recalculated the “Whole Loan Debt Service Monthly” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Grant Street, on behalf of the Issuer, instructed us to recalculate the “Whole Loan Debt Service Monthly” of the Mortgage Loan as 1/12th of the product of:

a.	The “Original Whole Loan Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 4

10.	Using the:
a.	Whole Loan Debt Service Monthly and
b.	As Is NCF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Private Placement Memorandum, we recalculated the “NCF DSCR (x)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Grant Street, on behalf of the Issuer, instructed us to round the “NCF DSCR (x)” characteristic to two decimal places.

11.	Using the:
a.	Whole Loan Cut-off Balance,
b.	Maturity Whole Loan Balance,
c.	Upfront Reserve and
d.	As Is Appraised Value,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Private Placement Memorandum, we recalculated the:

i.	LTV and
ii.	Mat. LTV

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, Grant Street, on behalf of the Issuer, instructed us to round the characteristics listed in i. and ii. above to the nearest 1/10th of one percent.

12.	Using the:
a.	Largest Tenant SF,
b.	Second Largest Tenant SF,
c.	Third Largest Tenant SF and
d.	Size of Property,

as shown on the Final Data File, we recalculated the:

i.	Largest Tenant % of NRA,
ii.	Second Largest Tenant % of NRA and,
iii.	Third Largest Tenant % of NRA

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	8 September 2023

Promissory Note	8 September 2023

Settlement Statement	8 September 2023

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	15 August 2023

Engineering Report	2 August 2023

Phase I Environmental Report	2 August 2023

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	Not Dated

Pro Forma Title Policy	Not Dated

Lease Abstract	1 August 2023

Exhibit 2 to Attachment A Page 1 of 3

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
Primary Property Type	Appraisal Report
Detailed Property Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Size of Property	Underwritten Rent Roll
Unit of Measure Type	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

As Is Appraised Value	Appraisal Report

Major Tenant Information:

Characteristic	Source Document(s)

Largest Tenant Name	Lease Abstract
Largest Tenant SF	Underwritten Rent Roll
Largest Tenant Lease Expiration	Lease Abstract
Second Largest Tenant Name	Underwritten Rent Roll
Second Largest Tenant SF	Underwritten Rent Roll
Second Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant Name	Underwritten Rent Roll
Third Largest Tenant SF	Underwritten Rent Roll
Third Largest Tenant Lease Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 3

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

As Is NOI	Underwriter’s Summary Report
As Is NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Interest Reserves (Y/N)	Mortgage Loan Agreement
Upfront Reserve	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Note Date	Promissory Note
Original Whole Loan Balance	Mortgage Loan Agreement
Interest Rate	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Maturity Date	Mortgage Loan Agreement
Final Maturity Date	Mortgage Loan Agreement
Interest Rate Type	Mortgage Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Lockbox Type (see Note 3)	Mortgage Loan Agreement
Guarantor	Mortgage Loan Agreement
Title Type	Pro Forma Title Policy

Notes:

1.	For the purpose of comparing the indicated characteristic(s), Grant Street, on behalf of the Issuer, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, Grant Street, on behalf of the Issuer, instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A Page 3 of 3

Notes: (continued)

3.	For the purpose of comparing the “Lockbox Type” characteristic, Grant Street, on behalf of the Issuer, instructed us to use “Springing” if no lockbox account is currently in place and the related borrower(s) (or the property manager(s)) are responsible for paying debt service and funding all escrow and reserve accounts; provided, however, that upon the occurrence of certain triggering events described in the applicable Source Document(s), the related borrower(s) are required to implement either a hard lockbox or soft lockbox.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Grant Street, on behalf of the Issuer, that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Deal Name
Property Name
Prospectus ID
Original Trust Balance
Occupancy Date
Original Parri Passu Balance
Original A Note Balance
Original Subordinate Debt Balance
Future Funding Amount
Subordinate Future Funding Amount
Maturity A Note Balance
Subordinate Debt Maturity Balance
Extension Notes
Stabilized NOI
Stabilized NCF
Stabilized Value
Crossed Group

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.